Equity-Accounted Investments (Details) - USD ($)		6 Months Ended
	Jan. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Investments in and Advances to Affiliates [Line Items]
Due from Joint Ventures, Current		$ 79,108,000		$ 79,108,000
Proceeds from sale of equity-accounted joint venture		0	$ 54,438,000
Exmar LPG BVBA
Investments in and Advances to Affiliates [Line Items]
Advances to equity-accounted joint ventures, current and long-term (note 7)		$ 52,300,000		52,300,000
Ownership percentage		50.00%
Interest receivable on advances to equity accounted joint ventures		$ 0		0
Exmar LPG BVBA | LIBOR
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on debt		0.50%
Exmar LPG BVBA | Exmar
Investments in and Advances to Affiliates [Line Items]
Ownership percentage		50.00%
Bahrain LNG Joint Venture
Investments in and Advances to Affiliates [Line Items]
Interest receivable on advances to equity accounted joint ventures		$ 0		0
Due from Joint Ventures, Current		$ 79,100,000		$ 79,100,000
Bahrain LNG Joint Venture | LIBOR
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on debt		1.25%
Excelsior Joint Venture
Investments in and Advances to Affiliates [Line Items]
Ownership percentage	50.00%
Proceeds from sale of equity-accounted joint venture	$ 54,000,000
Gain (loss) on sale of equity investments		$ 5,600,000